Other liabilities and provisions - Summary (Details) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017
Other liabilities and provisions
Customer deposits		€ 373
Liabilities from VAT	€ 24	12
Employee bonus	413	303
Accruals for vacation and overtime	210	222
Accruals for licenses	69	140
Liabilities from payroll	298	236
Accruals for commissions	47	50
Accruals for compensation of Supervisory board	180	180
Accrual for warranty	240	286
Others	387	322
Total	€ 1,868	€ 2,124